The realization of the PIS and COFINS balance is shown below: (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	R$ 920
P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	2,062
Not later than one year [member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	456
Not later than one year [member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	347
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	336
Later than one year and not later than two years [member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	300
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	27
Later than two years and not later than three years [member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	301
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	27
Later than three years and not later than four years [member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	302
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	11
Later than four years and not later than five years [member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	303
Later than five years [member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	63
Later than five years [member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:FutureRealizationOfRecoverableTaxes-0]	R$ 509